Balance Sheets Parenthetical - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Parentheticals
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	15,000,000	15,000,000	750,000,000
Common Stock, shares issued	6,267,577	6,239,073	619,741,061
Common Stock, shares outstanding	6,267,577	6,239,073	612,741,061
Deferred Compensation Arrangement with Individual, Shares Authorized for Issuance	0	3,250,000	7,000,000